Investment Strategy	Nov. 10, 2025
LCAM Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in a diversified portfolio of fixed income securities across a range of geographies, asset classes, and credit instruments to capture global credit risk premiums and minimize the costs of credit downgrades and defaults. The Fund aims to optimize and manage risk dynamically by diversifying exposures across instruments following a strict relative value discipline.

The initial investment universe includes, but is not limited to, corporate bonds, U.S. government and agency securities, loans, structured products, emerging market debt, convertible securities, private placements, and other types of income-producing instruments. To achieve its risk-return objectives and manage periods of volatility, the Fund may use certain derivative strategies, such as interest rate futures or credit default swaps. The Fund may also hedge currency exposure using forward contracts, swaps, and/or futures contracts when appropriate.

The Fund may invest in securities of any maturity and credit quality, including those with credit quality below investment grade (commonly referred to as “junk bonds”). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group or, if unrated, deemed to be of comparable quality by the Adviser. The Fund may invest in foreign and emerging market securities. An “emerging market” country includes any country that is (i) generally recognized to be an emerging market country by the international financial community, including the World Bank; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index.

The Fund’s strategy is formulated to integrate the Adviser’s global views with the best bottom up ideas. The Adviser employs a disciplined, research-driven investment process that combines a top-down, bottom-up analysis. The top-down framework incorporates a proprietary methodology designed to assess global economic conditions, identify market inflection points, and guide dynamic asset allocation across sectors and regions. The bottom-up process is rooted in deep fundamental analysis and a proprietary methodology that evaluates issuer quality, relative value, maturity, duration, interest rate, and forward-looking risk/reward characteristics.

The investment process emphasizes relative value and high conviction ideas with a focus on identifying mispriced securities and sectors that offer compelling risk-adjusted return potential. The Fund’s portfolio is actively managed to adapt to changing market conditions, with allocations flexibly adjusted to reflect evolving macroeconomic trends, credit fundamentals, and valuation dynamics.

LCAM Total Return Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund aims to achieve its objective by investing in a diversified portfolio of fixed income securities across a range of sectors and credit qualities. The fixed-income securities in which the Fund may invest include U.S. government and agency securities, corporate bonds, mortgage-backed securities (“MBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), floating rate securities, inflation-linked securities, private label securitized bonds, other types of fixed-income instruments, and securities of global issuers of comparable attributes in the judgement of the Adviser. The Fund may invest without restriction as to issuer capitalization, country, credit quality or maturity; however, most of the securities held by the Fund will be issued by U.S. companies and the U.S. government and its agencies. The Fund may also invest in interest rate derivatives (e.g., futures, forwards, swaps, and options) and credit derivatives (e.g., credit default swaps and options) for reasons such as hedging against interest rate risk, managing the Fund’s duration, or adjusting exposure to sectors and securities with different maturities.

In selecting securities for the Fund, the adviser uses a combination of top-down and bottom-up analyses.

First, the adviser employs a top-down macroeconomic analysis to identify major global investment themes that it believes will have an impact on the fixed-income markets. Such themes include monetary and fiscal policy, demographics, economic output, employment data, and geopolitical developments, and inform the adviser’s expectations for yield curve shifts, interest rates, risk appetite, and cross-sector relative valuations. The adviser optimizes the positioning of the portfolio based on the specific durations, credit qualities, term structures, and sectors it believes will benefit from the global investment themes.

Once the optimal positioning of the portfolio is identified, the adviser uses a “bottom-up” research process to identify suitable investments for the Fund. Specifically, the adviser uses its proprietary research process to evaluate characteristics of issuers and securities such as credit risk, liquidity, yield metrics, duration, interest rate sensitivity, and other fundamental characteristics. This process results in a portfolio constructed following a relative value discipline, by which the adviser constructs a portfolio that captures attractive yields, reduces the costs of credit downgrades and defaults, and mitigates other risks. The adviser may sell securities when it believes a different investment presents a more attractive risk return opportunity, or market conditions have changed.

Although the Fund aims to be fully invested, a portion of the Fund’s portfolio may be allocated to money market instruments, including cash, cash equivalents, certificates of deposit, bankers’ acceptances, commercial paper, and repurchase agreements. By doing so, the Fund may be able to meet shareholder redemptions without selling holdings and realizing gains and losses. The Fund may have difficulty meeting its investment objective if holding a significant cash position.